Business combinations - Summary of Identifiable Assets Acquired (Detail) - Tom Ford International LLC € in Thousands	Apr. 28, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	€ 109,667
Inventories	85,659
Right-of-use assets	160,751
Intangible assets and property, plant and equipment	114,629
Other current and non-current assets	45,378
Other current and non-current liabilities	(170,307)
Current and non-current lease liabilities	(160,751)
Current and non-current borrowings	(29,890)
Trade payables and customer advances	(28,174)
Employee benefits	(3,259)
Deferred tax liabilities	(4,990)
Net identifiable assets acquired	€ 118,713